Related Party Transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Net revenues from related parties	$ 13,857,014	$ 21,066,741	$ 9,146,994
Heilongjiang Binteer [Member]
Related Party Transaction [Line Items]
Net revenues from related parties	6,792
Entity B [Member]
Related Party Transaction [Line Items]
Net revenues from related parties		107,894	229,367
Entity A and its subsidiaries [Member]
Related Party Transaction [Line Items]
Net revenues from related parties	11,030,663	20,750,159	8,917,627
Entity D’s subsidiary [Member]
Related Party Transaction [Line Items]
Net revenues from related parties	897,748	208,688
Hengqingyuan [Member]
Related Party Transaction [Line Items]
Net revenues from related parties	$ 1,921,811